Taxes on Income (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward		$ 5,746
Deferred tax asset before valuation allowance		1,243
Valuation allowance		(1,243)
Net deferred tax asset